Eaton Vance
Small-Cap Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	13,086	$ 852,422
Woodward, Inc.	22,048	2,739,684
		$ 3,592,106
Automobile Components — 3.6%
Atmus Filtration Technologies, Inc.(1)	23,764	$ 495,479
Dorman Products, Inc.(1)	45,402	3,439,656
Visteon Corp.(1)	5,762	795,559
		$ 4,730,694
Automobiles — 0.9%
Harley-Davidson, Inc.	37,532	$ 1,240,808
		$ 1,240,808
Banks — 5.5%
Commerce Bancshares, Inc.	47,767	$ 2,291,861
Community Bank System, Inc.	51,575	2,176,981
SouthState Corp.	29,885	2,013,053
Stock Yards Bancorp, Inc.	19,137	751,893
		$ 7,233,788
Building Products — 6.0%
AAON, Inc.	32,954	$ 1,874,094
AZEK Co., Inc. (The)(1)	83,178	2,473,714
CSW Industrials, Inc.	12,575	2,203,643
Hayward Holdings, Inc.(1)	63,450	894,645
Janus International Group, Inc.(1)	47,616	509,491
		$ 7,955,587
Capital Markets — 2.9%
Cohen & Steers, Inc.	32,342	$ 2,027,520
Stifel Financial Corp.	28,750	1,766,400
		$ 3,793,920
Chemicals — 1.8%
Quaker Chemical Corp.	14,745	$ 2,359,200
		$ 2,359,200
Consumer Staples Distribution & Retail — 4.4%
Casey's General Stores, Inc.	9,635	$ 2,616,095
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs' Warehouse, Inc. (The)(1)	39,785	$ 842,646
Performance Food Group Co.(1)	40,066	2,358,285
		$ 5,817,026
Containers & Packaging — 2.6%
AptarGroup, Inc.	27,399	$ 3,425,971
		$ 3,425,971
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(1)	10,889	$ 887,018
		$ 887,018
Diversified REITs — 2.6%
Essential Properties Realty Trust, Inc.	156,114	$ 3,376,746
		$ 3,376,746
Electric Utilities — 1.2%
IDACORP, Inc.	17,384	$ 1,628,012
		$ 1,628,012
Financial Services — 1.4%
Euronet Worldwide, Inc.(1)	23,480	$ 1,863,842
		$ 1,863,842
Food Products — 2.5%
J&J Snack Foods Corp.	10,865	$ 1,778,057
Lancaster Colony Corp.	3,714	612,921
Simply Good Foods Co. (The)(1)	26,344	909,395
		$ 3,300,373
Gas Utilities — 2.6%
ONE Gas, Inc.	50,485	$ 3,447,116
		$ 3,447,116
Ground Transportation — 0.9%
Landstar System, Inc.	6,821	$ 1,206,908
		$ 1,206,908
Health Care Equipment & Supplies — 6.1%
Envista Holdings Corp.(1)	85,179	$ 2,374,791
ICU Medical, Inc.(1)	7,120	847,351
Integer Holdings Corp.(1)	16,924	1,327,349
Integra LifeSciences Holdings Corp.(1)	30,192	1,153,033
Neogen Corp.(1)	125,243	2,322,005
		$ 8,024,529

Eaton Vance
Small-Cap Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 9.7%
Addus HomeCare Corp.(1)	9,938	$ 846,618
Agiliti, Inc.(1)	95,028	616,732
Chemed Corp.	7,928	4,120,182
Option Care Health, Inc.(1)	34,605	1,119,472
Premier, Inc., Class A	41,921	901,301
R1 RCM, Inc.(1)	161,132	2,428,259
U.S. Physical Therapy, Inc.	30,372	2,786,024
		$ 12,818,588
Hotels, Restaurants & Leisure — 3.9%
Papa John's International, Inc.	11,843	$ 807,930
Texas Roadhouse, Inc.	8,242	792,056
Wyndham Hotels & Resorts, Inc.	51,328	3,569,349
		$ 5,169,335
Industrial REITs — 4.4%
EastGroup Properties, Inc.	17,253	$ 2,873,142
Rexford Industrial Realty, Inc.	21,824	1,077,014
Terreno Realty Corp.	32,633	1,853,555
		$ 5,803,711
Insurance — 9.4%
AMERISAFE, Inc.	22,089	$ 1,105,996
RLI Corp.	18,609	2,528,777
Ryan Specialty Holdings, Inc.(1)	48,424	2,343,722
Selective Insurance Group, Inc.	30,088	3,104,179
White Mountains Insurance Group, Ltd.	2,231	3,336,884
		$ 12,419,558
Leisure Products — 0.8%
Brunswick Corp.	12,687	$ 1,002,273
		$ 1,002,273
Machinery — 3.1%
Albany International Corp., Class A	17,814	$ 1,536,992
Middleby Corp.(1)	20,049	2,566,272
		$ 4,103,264
Professional Services — 4.1%
CBIZ, Inc.(1)	78,149	$ 4,055,933
NV5 Global, Inc.(1)	13,481	1,297,277
		$ 5,353,210
Security	Shares	Value
Retail REITs — 1.3%
NETSTREIT Corp.	108,869	$ 1,696,179
		$ 1,696,179
Software — 7.3%
Altair Engineering, Inc., Class A(1)	20,464	$ 1,280,228
Clearwater Analytics Holdings, Inc., Class A(1)	86,534	1,673,568
Envestnet, Inc.(1)	51,043	2,247,423
PowerSchool Holdings, Inc., Class A(1)	34,485	781,430
Progress Software Corp.	35,235	1,852,656
SPS Commerce, Inc.(1)	10,833	1,848,218
		$ 9,683,523
Specialized REITs — 1.4%
CubeSmart	49,121	$ 1,872,984
		$ 1,872,984
Specialty Retail — 2.8%
RH(1)	1,514	$ 400,241
Valvoline, Inc.	102,860	3,316,206
		$ 3,716,447
Trading Companies & Distributors — 2.9%
Core & Main, Inc., Class A(1)	112,462	$ 3,244,529
Herc Holdings, Inc.	5,062	602,074
		$ 3,846,603
Total Common Stocks (identified cost $119,913,765)		$131,369,319

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	802,047	$ 802,047
Total Short-Term Investments (identified cost $802,047)		$ 802,047
Total Investments — 100.1% (identified cost $120,715,812)		$132,171,366
Other Assets, Less Liabilities — (0.1)%		$ (70,989)
Net Assets — 100.0%		$132,100,377

Eaton Vance
Small-Cap Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $802,047, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,628,256	$31,321,856	$(33,148,065)	$ —	$ —	$802,047	$94,927	802,047
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$131,369,319*	$ —	$ —	$131,369,319
Short-Term Investments	802,047	—	—	802,047
Total Investments	$132,171,366	$ —	$ —	$132,171,366
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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